Condensed group cash flow statement - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Profit (loss) before taxation		$ (21,604)	$ 3,148	$ (26,128)	$ 7,930
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off		13,555	4,665	17,712	9,410
Impairment and (gain) loss on sale of businesses and fixed assets		11,696	851	12,829	858
Earnings from equity-accounted entities, less dividends received		860	(395)	1,365	(984)
Net charge for interest and other finance expense, less net interest paid		17	62	154	150
Share-based payments		351	117	345	414
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans		(34)	(68)	(54)	(145)
Net charge for provisions, less payments		(365)	(198)	(424)	(314)
Movements in inventories and other current and non-current assets and liabilities		(609)	(58)	74	(2,753)
Income taxes paid		(130)	(1,309)	(1,184)	(2,455)
Net cash provided by operating activities		3,737	6,815	4,689	12,111
Investing activities
Expenditure on property, plant and equipment, intangible and other assets		(3,018)	(3,833)	(6,807)	(7,528)
Acquisitions, net of cash acquired		0	(1,747)	(17)	(3,542)
Investment in joint ventures		(8)	(20)	(26)	(20)
Investment in associates		(41)	(54)	(78)	(199)
Total cash capital expenditure		(3,067)	(5,654)	(6,928)	(11,289)
Proceeds from disposal of fixed assets		10	70	20	305
Proceeds from disposal of businesses, net of cash disposed		670	8	1,341	373
Proceeds from loan repayments		543	64	606	119
Net cash used in investing activities		(1,844)	(5,512)	(4,961)	(10,492)
Financing activities
Net issue (repurchase) of shares (Note 9)		0	(80)	(776)	(125)
Payments of lease liabilities, classified as financing activities		(664)	(595)	(1,233)	(1,212)
Proceeds from long-term financing		6,846	4,381	9,530	6,505
Repayments of long-term financing		(964)	(3,602)	(4,681)	(6,242)
Net increase (decrease) in short-term debt		(215)	(119)	2,302	970
Proceeds from issuing other equity instruments		11,861	0	11,861	0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		(8)	0	(8)	0
Receipts relating to transactions involving non-controlling interests (other)		0	0	9	0
Dividends paid
BP shareholders		(2,119)	(1,779)	(4,221)	(3,214)
Non-controlling interests		(74)	(83)	(105)	(119)
Net cash provided by (used in) financing activities		14,663	(1,877)	12,678	(3,437)
Currency translation differences relating to cash and cash equivalents		(42)	(8)	(225)	24
Increase (decrease) in cash and cash equivalents		16,514	(582)	12,181	(1,794)
Cash and cash equivalents at end of year		34,217	$ 20,674	34,217	$ 20,674
Cash and cash equivalents if different from statement of financial position	[1]	$ 34,653		$ 34,653

[1]	Second quarter and first half 2020 includes $436 million of cash and cash equivalents classified as assets held for sale in the group balance sheet.